Exhibit 99.2

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of Mar 31, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of Mar 31, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of Mar 31, 2013, leases with a total base residual value of $36,961,443.24 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2014. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of Mar 31, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2014-	March	459,021,811.75
	April	$401,988,350.60	$8,307,396.47	10.66%	$50,793,513.52	12.68%
	May	$374,173,289.42	$7,822,068.20	10.03%	$21,962,133.52	5.48%
	June	$344,055,523.56	$7,276,662.41	9.33%	$24,674,071.69	6.16%
	July	$313,358,520.83	$6,700,148.48	8.60%	$25,682,447.45	6.41%
	August	$292,404,902.36	$6,308,947.87	8.09%	$16,179,799.62	4.04%
	September	$271,257,395.17	$5,909,166.82	7.58%	$16,670,888.55	4.16%
	October	$253,898,285.39	$5,590,993.53	7.17%	$13,096,991.83	3.27%
	November	$238,044,541.84	$5,293,667.80	6.79%	$11,803,946.00	2.95%
	December	$222,915,111.00	$5,015,012.76	6.43%	$11,280,648.70	2.82%
2015-	January	$202,272,894.03	$4,605,249.34	5.91%	$17,129,004.20	4.28%
	February	$175,642,898.93	$4,042,541.32	5.19%	$23,578,313.70	5.89%
	March	$148,821,466.25	$3,466,038.63	4.45%	$24,215,883.55	6.05%
	April	$122,650,169.00	$2,887,019.15	3.70%	$24,013,496.05	6.00%
	May	$89,213,083.30	$2,132,610.16	2.74%	$31,905,415.56	7.97%
	June	$54,869,683.07	$1,330,698.13	1.71%	$33,450,126.28	8.35%
	July	$24,093,683.41	$626,048.06	0.80%	$30,418,776.23	7.59%
	August	$16,310,401.15	$428,808.90	0.55%	$7,472,713.70	1.87%
	September	$7,545,317.38	$194,943.04	0.25%	$8,650,116.35	2.16%
	October	$221,155.91	$5,784.67	0.01%	$7,355,309.70	1.84%
	November	$77,487.04	$2,284.13	0.00%	$142,494.00	0.04%
	December	$75,610.70	$2,284.13	0.00%	$0.00	0.00%
2016-	January	$54,526.87	$1,396.37	0.00%	$20,085.00	0.01%
	February	$53,396.32	$1,396.37	0.00%	$0.00	0.00%
	March	$52,260.26	$1,396.37	0.00%	$0.00	0.00%
	April	$30,140.06	$696.96	0.00%	$21,678.00	0.01%
	May	$0.00	$0.00	0.00%	$30,287.00	0.01%
Total			$77,953,260.07	100.00%	$400,548,140.20	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$478,501,400.27

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
January 2014	Car	457	83.85%	$(1,459)	(4.80)%	(9.02)%
	CUV	426	80.68%	$3,119	7.78%	15.55%
	SUV	221	75.43%	$1,566	4.75%	9.54%
	Truck	42	41.58%	$4,631	10.99%	21.84%
	Total/Average	1,146	78.12%	$1,049	3.00%	5.88%
February 2014	Car	617	87.39%	$(1,027)	(3.31)%	(6.23)%
	CUV	469	77.27%	$3,443	8.50%	16.96%
	SUV	258	79.88%	$1,741	5.47%	10.75%
	Truck	51	41.13%	$4,746	11.35%	21.40%
	Total/Average	1,395	79.26%	$1,199	3.45%	6.69%
March 2014	Car	625	85.15%	$(506)	(1.63)%	(3.09)%
	CUV	564	78.44%	$4,274	10.59%	21.14%
	SUV	305	77.61%	$2,056	6.49%	12.63%
	Truck	52	40.31%	$5,460	12.98%	24.62%
	Total/Average	1,546	78.28%	1,944	5.57%	10.8%